THE GROUP AND ITS OPERATIONS, Nature of business and ownership percentage (Details)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
IBEX Global Limited
Going Concern
Name of subsidiary	IBEX Global Limited
Location	Bermuda
Nature of business	Holding Company
Ownership interest	100.00%	100.00%
DGS Limited
Going Concern
Name of subsidiary	DGS Limited
Location	Bermuda
Nature of business	Holding Company
Ownership interest	100.00%	100.00%
iSky Inc.
Going Concern
Name of subsidiary	iSky Inc.
Location	USA
Nature of business	Customer experience
Ownership interest		100.00%